Debt - Additional Information (Details) - CIK 0001441693 Pro Farm Group, Inc				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 30, 2020	Jun. 30, 2014 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Restricted cash					$ 1,560,000		$ 1,560,000		$ 1,560,000
Sale of certain accounts receivable to third-party	$ 20,000,000
Aging collection fee percentage	0.00%	0.35%
Interest expense					555,000	$ 355,000	1,106,000	$ 748,000
LSQ Funding Group L C
Debt Instrument [Line Items]
Outstanding principal amount					9,636,000		9,636,000
Sale of certain accounts receivable to third-party	$ 7,000,000
Invoice purchase fee percentage	0.25%
Additional monthly funds usage rate	0.025%	0.02%
Aging collection fee percentage	0.75%
Termination fee percentage	0.50%	0.75%
Interest expense					$ 324,000	$ 200,000	$ 720,000	432,000
LSQ Funding Group L C | Maximum
Debt Instrument [Line Items]
Invoice purchase fee percentage	0.40%
Advancement rate of receivables face value									$ 4,500,000
Percentage Of Common Stock Outstanding To Increase Shares Reserved For Issuance | LSQ Funding Group L C
Debt Instrument [Line Items]
Invoice purchase fee percentage	90.00%	85.00%
International Receivables | LSQ Funding Group L C
Debt Instrument [Line Items]
Invoice purchase fee percentage	70.00%	60.00%
Reserve Shortfall Letter | LSQ Funding Group L C
Debt Instrument [Line Items]
Aggregate amount of advance available				$ 1,000,000
Percentage of additional fee payable				13.00%
The Addendum | LSQ Funding Group L C
Debt Instrument [Line Items]
Amount of advances as percent of unpaid finished goods inventory	100.00%
Amount of advances as percent of inventory performed on or on behalf of LSQ	65.00%
Fund advances	$ 3,000,000
Management fee (as a percent)	0.50%
Daily interest rate (as a percent)	0.025%
Secured Debt
Debt Instrument [Line Items]
Minimum current ratio					1.25		1.25
Maximum debt-to-worth ratio					4.0		4.0
Maximum loan-to-value ratio (percent)					70.00%		70.00%
Secured Debt | Business Loan Agreement | Prime Rate
Debt Instrument [Line Items]
Debt instrument, interest rate					2.00%		2.00%
October 2012 and April 2013 Secured Promissory Notes
Debt Instrument [Line Items]
Outstanding principal amount					$ 2,450,000		$ 2,450,000
Secured promissory notes					3,425,000		3,425,000
Accrued interest					$ 975,000		975,000
Expenses incurred							$ 876,000	680,000
October 2012 and April 2013 Secured Promissory Notes | Secured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate					8.00%		8.00%		8.00%
June 2014 Secured Promissory Note | Secured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate					6.00%		6.00%		6.00%
June 2014 Secured Promissory Note | Secured Debt | Business Loan Agreement
Debt Instrument [Line Items]
Debt instrument borrowing amount			$ 10,000,000
Debt instrument, interest rate			6.00%
Restricted cash					$ 1,560,000		$ 1,560,000
August 2015 Senior Secured Promissory Notes
Debt Instrument [Line Items]
Outstanding principal amount					5,000,000		5,000,000
Secured promissory notes					7,300,000		7,300,000
Accrued interest					$ 2,300,000		2,300,000
Expenses incurred							$ 2,099,000	$ 1,699,000